Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,688,499	1,059,674	1,052,182	256,205
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,785,363	88,713	84,872	51,808
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,902,037	960,057	960,098	193,203
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,099	10,904	7,212	4,030
Notes payable conversion option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				7,164